Total
Beacon Accelerated Return Strategy Fund
FUND SUMMARY Beacon Accelerated Return Strategy Fund (the “Fund”)
Investment Objective
The Fund seeks to deliver capital appreciation and generate positive alpha.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Information about sales charge discounts is available from your financial professional and in the “Buying and Redeeming Shares” section of the Prospectus and the “Purchase, Exchange and Redemption of Shares” section of the Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Beacon Accelerated Return Strategy Fund Institutional Class
Maximum sales charge (Load) imposed on purchases	none
Maximum deferred sales charge (Load)	none
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	(2.00%)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Beacon Accelerated Return Strategy Fund Institutional Class
Management Fees	1.00%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.20%
Shareholder Servicing Expenses	0.04%
Total Other Expenses	0.24%	[1]
Total Annual Fund Operating Expenses	1.24%	[2]
Fee Waiver and Expense Reimbursement	none	[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.24%	[2],[3]
[1]	Other Expenses are estimated for the current fiscal year.
[2]	Expenses have been restated to reflect current fees.
[3]	Beacon Investment Advisory Services, Inc., the Fund’s investment adviser (the “Adviser”), has contractually agreed to limit the amount of the Fund’s total annual fund operating expenses, exclusive of Rule 12b-1 Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and extraordinary expenses, to 1.40% of the Fund’s average daily net assets. This agreement is in effect through January 31, 2022, may only be terminated before then by the Board of Trustees, and is reevaluated on an annual basis. With respect to the Fund, the Adviser shall be permitted to recover, on a class-by-class basis, expenses it has borne subsequent to the effective date of the agreement described above (whether through reduction of its management fee or otherwise) only to the extent that the Fund’s expenses in later periods do not exceed the lesser of (1) the contractual expense limit in effect at the time the Adviser waives or limits the expenses or (2) the contractual expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Fund will not be obligated to pay any such reduced fees and expenses more than three years after the date on which the fee and expense was reduced.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example takes into consideration the agreement by the Adviser to waive fees and reimburse expenses for the contractual period only.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Beacon Accelerated Return Strategy Fund | Institutional Class | USD ($)	126	393	681	1,498

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher turnover rate may also result in additional income taxes when Fund shares are held in a taxable account. For the fiscal year ended September 30, 2020, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to outperform U.S. equity markets in modestly rising market environments, to capture most of the equity returns in strong bull markets, and attempt to generate returns that approximate the U.S. equity markets in falling markets, gross of fees.

The Fund seeks to capture returns through a systematic investment process of obtaining exposure to the U.S. equity markets primarily through the options markets. “Accelerated return” refers to the Fund’s goal of seeking to enhance (accelerate) returns relative to the returns of the U.S. equity indices through the purchase and sale of call options.

The Fund employs a long/short equity strategy by following a disciplined and systematic investment process. The returns sought to be generated by the strategy are derived from two distinct elements:

●	returns from directional market movements; and
●	returns from option premium or income.

The “directional market movement” element refers to capturing equity-like returns over the long-run through direct exposure to the U.S. equity markets, which can provide capital appreciation. The “option premium or income” element refers to collecting income by selling call options on the U.S. equity indices.

The Fund’s investment objectives are capital appreciation and alpha generation. The Fund aims to achieve its investment objective of capital appreciation by Investing in call options that replicate the returns of the broad U.S. equity indices. The Fund aims to achieve its investment objective of alpha generation by purchasing and selling call options on U.S. equity indices to enhance the returns and generate premium income. Alpha is the outperformance or underperformance of a portfolio relative to the stock market. Alpha generation means outperforming the U.S. equity index.

The Fund aims to achieve its investment objective through the systematic purchase of rolling investments, which we call “tranches.” Each investment is made up of long and short call options traded on the performance of a broad market index. The Fund invests in approximately 10-12 unique tranches with 10-12 unique expiration dates, which are distinct investments of call options that mature and roll on an ongoing basis. The use of multiple tranches benefits the Fund investors by providing multiple entry and exit points for each investment. It also takes advantage of market volatility and helps investors avoid the market timing risk by spreading investments and risk over time.

The Fund seeks to achieve its investment objective principally by investing in the following:

Options. The Fund may invest a portion of its assets in derivative securities, including listed and Flexible Exchange Options (“FLEX Options”). The Fund may purchase and write (i.e. sell) “put” and “call” options that are traded on national securities exchanges, as well as on electronic communications networks. In general, options can be used in many ways, such as to increase market exposure (which would have the effect of leverage without actual borrowing), to reduce overall market exposure and reduce risk (i.e., for hedging purposes), to increase the portfolio’s current income, or to reduce the cost basis of a new position. The Fund may also utilize certain options, such as various types of index or “market basket” options, in an effort to hedge against certain market-related risks, as the Adviser deems appropriate. The Fund believes that the use of options may help reduce risk and enhance investment performance.

ETFs. The Fund may invest a portion of its assets in ETFs. The Fund expects to generally invest in ETFs that represent an interest in a portfolio of securities selected to replicate a US equity index.

Equities. The Fund may invest in equity securities consistent with the Fund’s investment objective and strategies. An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks and preferred stocks are examples of equity securities. Equity securities, such as common stocks, represent shares of ownership of a corporation. Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preferred stocks may be convertible into common stock. Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.

Principal Risks of the Fund

As with any mutual fund, there are risks to investing. There is no guarantee that the Fund will meet its investment objective. The following is a description of the principal risks of the Fund, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described herein) which could prevent the Fund from achieving its investment objective.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Management Risk: The Fund’s success will depend on the management of the Adviser and on the skill and acumen of the Adviser’s personnel.

Derivative Instruments Risk: The Fund may invest in derivative instruments. These are financial instruments that derive their performance from the performance of an underlying asset, index, and interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, are not correlated with the performance of other investments that they are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

Equity Securities Risk. The Fund will invest in equity securities. Equity securities represent ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equity securities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in declines or if overall market and economic conditions deteriorate. The value of equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.

In addition, the value may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, natural disasters, the spread of infectious illness or other public health issues, or generally adverse investor sentiment.

ETF Liquidity Risk: In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which an ETF invests, an ETF might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the ETF investment managers. Such a situation may prevent an ETF from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

ETF and Shares of Other Investment Companies Risk: The Fund may invest in shares of other investment companies, including ETFs, as a means to pursue its investment objective. As a result of this policy, your cost of investing in the Fund will generally be higher than the cost of investing directly in such investment companies. You will indirectly bear fees and expenses charged by such investment companies in addition to the Fund’s direct fees and expenses. Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you. In addition to the risks of investing in an investment company, the price of an ETF can fluctuate within a wide range, and the Fund could lose money when investing in an ETF if the prices of the securities owned by the ETF go down. Additionally, the market price of the ETF’s shares may trade at a discount to their net asset value, an active trading market for an ETF’s shares may not develop or be maintained, and trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange or the activation of market-wide “circuit breakers” (which are tied to large changes in stock prices) halts stock trading generally. Additionally, ETFs have management fees, which increase their cost.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that investors may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The performance table compares the average annual returns of the Fund’s Institutional Class to a broad-based securities market index for the periods indicated. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.beacontrust.com or by calling 1-844-894-9222.

Annual Total Returns (For the calendar years ended 12/31) – Institutional Class Shares

Best Quarter – 6/30/20	19.40%
Worst Quarter – 3/31/20	-18.60%

Average Annual Total Returns (for the periods ended December 31, 2020)
Average Annual Total Returns - Beacon Accelerated Return Strategy Fund		1 Year	Since Inception	Inception Date
Institutional Class		12.66%	11.58%	Oct. 02, 2017
Institutional Class | After Taxes on Distributions		10.19%	8.88%	Oct. 02, 2017
Institutional Class | After Taxes on Distributions and Sales		8.47%	8.23%	Oct. 02, 2017
CBOE S&P 500 BuyWrite Index (reflects no deduction for fees, expenses or taxes)	[1]	(2.75%)	2.98%	Oct. 02, 2017
[1]	The CBOE S&P 500 BuyWrite Index is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index.

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

Beacon Planned Return Strategy Fund
FUND SUMMARY Beacon Planned Return Strategy Fund (the “Fund”)
Investment Objective
The Fund seeks to deliver capital preservation and capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Information about sales charge discounts is available from your financial professional and in the “Buying and Redeeming Shares” section of the Prospectus and the “Purchase, Exchange and Redemption of Shares” section of the Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Beacon Planned Return Strategy Fund Institutional Class
Maximum sales charge (Load) imposed on purchases	none
Maximum deferred sales charge (Load)	none
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	(2.00%)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Beacon Planned Return Strategy Fund Institutional Class
Management Fees	1.00%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.16%
Shareholder Servicing Expenses	0.04%
Total Other Expenses	0.20%	[1]
Total Annual Fund Operating Expenses	1.20%
Fee Waiver and Expense Reimbursement	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.20%	[2]
[1]	Other Expenses are estimated for the current fiscal year.
[2]	Beacon Investment Advisory Services, Inc., the Fund’s investment adviser (the “Adviser”), has contractually agreed to limit the amount of the Fund’s total annual fund operating expenses, exclusive of Rule 12b-1 Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and extraordinary expenses, to 1.40% of the Fund’s average daily net assets. This agreement is in effect through January 31, 2022, may only be terminated before then by the Board of Trustees, and is reevaluated on an annual basis. With respect to the Fund, the Adviser shall be permitted to recover, on a class-by-class basis, expenses it has borne subsequent to the effective date of the agreement described above (whether through reduction of its management fee or otherwise) only to the extent that the Fund’s expenses in later periods do not exceed the lesser of (1) the contractual expense limit in effect at the time the Adviser waives or limits the expenses or (2) the contractual expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Fund will not be obligated to pay any such reduced fees and expenses more than three years after the date on which the fee and expense was reduced.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example takes into consideration the agreement by the Adviser to waive fees and reimburse expenses for the contractual period only.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Beacon Planned Return Strategy Fund | Institutional Class | USD ($)	122	381	659	1,453

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher turnover rate may also result in additional income taxes when Fund shares are held in a taxable account. For the fiscal year ended September 30, 2020, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to capture most of the returns generated by U.S. equity markets in rising markets, and to protect against the market losses in declining markets.

This strategy utilizes a multi-pronged approach that seeks to provide equity-like returns in most market environments with bond-like volatility. The Fund’s investment strategy aims to provide a cushion against certain losses in the U.S. equity markets. The Fund seeks to accomplish its goal of mitigating downside risk in the equity markets by hedging the portfolio through the purchase of put options. Each put option helps to protect against losses in the U.S. equity indices.

“Planned return” refers to the Fund’s goal of seeking to achieve a designated level of return with a designated level of risk through the use of call and put options.

The Fund employs a long/short equity strategy by following a disciplined and systematic investment process.

The returns sought to be generated by the strategy are derived from three distinct elements:

●	returns from directional market movements,
●	returns from option premium or income, and
●	returns from the hedge component that creates downside protection.

The “directional market movement” component of returns is generated by the purchase of “deep-in-the-money” call options (call options that have a strike price below the market price of the underlying asset) and “at-the-money” call options (call options that have a strike price equal to the price of the underlying asset), which can provide capital appreciation. The “option premium or income” component of returns is generated by the sale of call and put options, which can provide portfolio income. The “hedge component” of returns is generated by the purchase of put options, which help to provide downside protection against losses in falling markets.

A call option gives the purchaser of the call option, in return for a premium paid, the right to buy, and the writer (seller) of the call option the obligation to sell, the security underlying the option at a specified exercise price within a specified time frame. A put option gives the purchaser of the put option, in return for a premium paid, the right to sell, and the writer (seller) of the put option the obligation to buy, the underlying security of the put option at a specified price within a specified time frame.

Put options allow investors to reduce U.S. equity market risk. Call options allow investors to participate in U.S. equity market growth.

The Fund aims to achieve its investment objective through the systematic purchase of rolling investments, which we call ”tranches.” Each investment is made up of long and short call and put options traded on the performance of a broad market index. The Fund invests in approximately 10-12 unique tranches with 10-12 unique expiration dates, which are distinct investments of call and put options that mature and roll on an ongoing basis. In other words, at any given time, the Fund will generally have one tranche with options expiring in approximately one month, a second tranche expiring in approximately two months, and so on, up to a twelfth tranche expiring in approximately twelve months. Each month, a previously purchased tranche’s options will generally expire, be exercised, or be sold at or near their expiration, and the proceeds generally are used to purchase (or roll into) a new tranche of options expiring in approximately twelve months. The use of multiple tranches benefits the Fund investors by providing multiple entry and exit points for each investment. It also takes advantage of market volatility and helps investors avoid the market timing risk by spreading investments and risk over time.

During periods of high volatility, which may coincide with market lows, options pricing may allow for a greater level of target return for a given level of downside protection. During periods of low volatility, which may coincide with market highs, market pricing may support lower target returns while maintaining the target level of downside protection. Therefore, the tranches generally seek higher target returns from market lows while maintaining downside protection at market highs.

Estimated returns for tranches of options assume the options are held until their expiration. If options are not held until expiration, returns may be higher or lower than estimates.

The Fund seeks to achieve its investment objective principally by investing in the following:

Options. The Fund may invest a portion of its assets in derivative securities, including listed and Flexible Exchange Options (“FLEX Options”). The Fund may purchase and write (i.e. sell) “put” and “call” options that are traded on national securities exchanges, as well as on electronic communications networks. In general, options can be used in many ways, such as to increase market exposure (which would have the effect of leverage without actual borrowing), to reduce overall market exposure and reduce risk (i.e., for hedging purposes), to increase the portfolio’s current income, or to reduce the cost basis of a new position. The Fund may also utilize certain options, such as various types of index or “market basket” options, in an effort to hedge against certain market-related risks, as the Adviser deems appropriate. The Fund believes that the use of options may help reduce risk and enhance investment performance.

ETFs. The Fund may invest a portion of its assets in ETFs. The Fund expects to generally invest in ETFs that represent an interest in a portfolio of securities selected to replicate a US equity index.

Equities. The Fund may invest in equity securities consistent with the Fund’s investment objective and strategies. An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks and preferred stocks are examples of equity securities. Equity securities, such as common stocks, represent shares of ownership of a corporation. Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preferred stocks may be convertible into common stock. Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.

Principal Risks of the Fund

As with any mutual fund, there are risks to investing. There is no guarantee that the Fund will meet its investment objective. The following is a description of the principal risks of the Fund, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described herein) which could prevent the Fund from achieving its investment objective.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Management Risk: The Fund’s success will depend on the management of the Adviser and on the skill and acumen of the Adviser’s personnel.

Derivative Instruments Risk: The Fund may invest in derivative instruments. These are financial instruments that derive their performance from the performance of an underlying asset, index, and interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, are not correlated with the performance of other investments that they are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

Equity Securities Risk. The Fund will invest in equity securities. Equity securities represent ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equity securities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in declines or if overall market and economic conditions deteriorate. The value of equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.

In addition, the value may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, natural disasters, the spread of infectious illness or other public health issues, or generally adverse investor sentiment.

ETF Liquidity Risk: In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which an ETF invests, an ETF might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the ETF investment managers. Such a situation may prevent an ETF from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

ETF and Shares of Other Investment Companies Risk: The Fund may invest in shares of other investment companies, including ETFs, as a means to pursue its investment objective. As a result of this policy, your cost of investing in the Fund will generally be higher than the cost of investing directly in such investment companies. You will indirectly bear fees and expenses charged by such investment companies in addition to the Fund’s direct fees and expenses. Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you. In addition to the risks of investing in an investment company, the price of an ETF can fluctuate within a wide range, and the Fund could lose money when investing in an ETF if the prices of the securities owned by the ETF go down. Additionally, the market price of the ETF’s shares may trade at a discount to their net asset value, an active trading market for an ETF’s shares may not develop or be maintained, and trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange or the activation of market-wide “circuit breakers” (which are tied to large changes in stock prices) halts stock trading generally. Additionally, ETFs have management fees, which increase their cost.

Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the 1940 Act, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a “diversified fund”. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Options Risk: The Fund may invest in options. Options transactions may be effected on securities exchanges or in the over-the-counter market. When options are purchased over-the-counter, the Fund bears the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Fund may have difficulty closing out its option positions.

It is possible to lose money on an investment in the Fund. Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that investors may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The performance table compares the average annual returns of the Fund’s Institutional Class to a broad-based securities market index for the periods indicated. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.beacontrust.com or by calling the Adviser at (973) 337-8090.

Annual Total Returns (For the calendar years ended 12/31) – Institutional Class Shares

Best Quarter – 6/30/20	13.83%
Worst Quarter – 3/31/20	-12.85%

Average Annual Total Returns (for the periods ended December 31, 2020)
Average Annual Total Returns - Beacon Planned Return Strategy Fund		1 Year	Since Inception	Inception Date
Institutional Class		9.48%	8.14%	Oct. 02, 2017
Institutional Class | After Taxes on Distributions		7.97%	6.27%	Oct. 02, 2017
Institutional Class | After Taxes on Distributions and Sales		6.27%	5.85%	Oct. 02, 2017
CBOE S&P 500 BuyWrite Index (reflects no deduction for fees, expenses or taxes)	[1]	(2.75%)	2.98%	Oct. 02, 2017
[1]	The CBOE S&P 500 BuyWrite Index is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index.

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

Carret Kansas Tax-Exempt Bond Fund
FUND SUMMARY CARRET KANSAS TAX-EXEMPT BOND FUND (“FUND”)
INVESTMENT OBJECTIVE
The Fund seeks to preserve capital while producing current income for the investor that is exempt from both federal and Kansas state income taxes.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Information about sales charge discounts is available from your financial professional and in the “Buying and Redeeming Shares” section of the Prospectus and the “Purchase, Exchange and Redemption of Shares” section of the Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Carret Kansas Tax-Exempt Bond Fund - USD ($)	Institutional	Class A
Maximum sales charge (Load) imposed on purchases	none	4.25%
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	none	none
Exchange Fee	none	none
Maximum Account Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Carret Kansas Tax-Exempt Bond Fund		Institutional	Class A
Management Fees		0.30%	0.30%
Distribution and Service (12b-1) Fees		none	0.25%
Total Other Expenses		0.27%	0.31%
Total Annual Fund Operating Expenses		0.57%	0.86%
Fee Waiver and Expense Reimbursement	[1]	(0.09%)	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		0.48%	0.73%
[1]	Carret Asset Management, LLC, the Fund’s investment adviser (“Adviser”), has contractually agreed to limit the amount of the Fund’s total annual fund operating expenses, exclusive of interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs, acquired fund fees and expenses, , distribution service fees (i.e., Rule 12b-1 fees), shareholder service fee, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of business, to 0.48% of the Fund’s average daily net assets for Institutional Class shares and Class A shares. With respect to the Fund, the Adviser shall be permitted to recover expenses it has borne through the expense limitation agreement described above (whether through reduction of its management fee or otherwise) only to the extent that the Fund’s expenses in later periods do not exceed the lesser of (1) the contractual expense limit in effect at the time the Adviser waives or limits the Fund’s expenses or (2) the contractual expense limit in effect at the time the Adviser seeks to recover the Fund expenses waived or limited; provided, however, that the Fund will not be obligated to pay any such reduced fees and expenses more than three years after the date on which the fee and expense was reduced.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example takes into consideration the agreement by the Adviser to waive fees and reimburse expenses for the contractual period only.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Carret Kansas Tax-Exempt Bond Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional	49	174	309	705
Class A	496	675	869	1,428

Portfolio Turnover
During the most recent fiscal year for the Fund ended September 30, 2020, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund seeks to preserve capital while producing current income for the investor that is exempt from both federal and Kansas state income taxes by investing in bonds issued by Kansas municipalities. Under normal market conditions:

●

The Fund will invest almost exclusively in Kansas-based securities and may also invest in obligations of the United States government and its agencies and instrumentalities. The Fund intends to invest in securities issued by territories or possessions of the United States.

●

The Fund will invest in municipal bonds with maturities ranging up to 20 years and which are rated, at time of purchase, investment grade (rated Baa/BBB or better, as rated by a nationally recognized statistical rating organization, such as Moody’s Investors Service Inc. (‘‘Moody’s’’), Standard & Poor’s Corporation (‘‘S&P’’), or Fitch Ratings Ltd. (‘‘Fitch’’), or which are unrated and determined by the Fund’s Adviser to be of comparable quality);

●	The Fund will maintain a dollar weighted average portfolio maturity between 7 and 12 years;

●

At least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in municipal bonds which produce interest that is exempt from federal income tax and, in the opinion of bond counsel of the issuer of Kansas obligations, is exempt from Kansas state income taxes; and

●	At least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in securities the income from which is not subject to the alternative minimum tax (“AMT”).

Main types of securities in which the Fund may invest:

●	Municipal securities from the State of Kansas

●	Municipal securities from other states and U.S. territories and possessions

●	Short-term money market securities, including cash and money market mutual funds, including shares of registered investment companies

The Fund will invest primarily in general obligation and revenue bonds. If any security held by the Fund falls below investment grade, the Fund will put the security on its credit watch list and will generally sell the security within 90 days of such credit downgrade. The Fund does not intend to principally invest in any particular sector of the municipal bond market.

Buy and Sell Strategy:

The Fund’s buy discipline is determined by the investment mandate, as well as metrics including; duration, rating, coupon, and sector/industry. After an approved universe of bonds is identified, the portfolio managers/analysts identify specific bond issues. Each credit is analyzed to determine its credit-worthiness and risk profile prior to a buy decision.

The Fund’s sell discipline takes into consideration bonds that fall in credit quality or that are viewed as having downward pricing risk. Bonds in industries that are perceived to be undergoing significant changes may result in a deteriorating financial condition. The sell discipline is also designed to alter the complexion of portfolios as portfolio managers strategically decide to change duration, credit quality, cash flows, etc.

PRINCIPAL RISKS OF THE FUND

As with any mutual fund, there are risks to investing. There is no guarantee that the Fund will meet its investment objective. The following is a description of the principal risks of the Fund, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described herein) which could prevent the Fund from achieving its investment objective.

Call Risk. Call risk is the likelihood that a security will be prepaid (or “called”) before maturity. An issuer is more likely to call its bonds when interest rates are falling, because the issuer can issue new bonds with lower interest payments. If a bond is called, the Fund may have to replace it with a lower-yielding security.

Fixed-Income Securities Risk. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Generally, fixed-income securities will decrease in value if interest rates rise and will increase in value if interest rates decline. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.

●

Credit Risk. Credit risk is the risk that the issuer of a debt security, including ETNs, will fail to repay principal and interest on the security when due. Credit risk is affected by the issuer’s credit status, and is generally higher for non-investment grade securities.

●

Duration Risk. Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with longer average fund duration will be more sensitive to changes in interest rates and will experience more price volatility than a fund with shorter average fund duration. By way of example, the price of a bond fund with duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

●

Extension Risk. Extension risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

●

Interest Rate Risk. Interest rate risk is the risk that a debt security’s value will decline due to changes in market interest rates. Even though some interest-bearing securities offer a stable stream of income, their prices will still fluctuate with changes in interest rates. The Fund may be subject to greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities.

●

Prepayment Risk. Prepayment occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. This risk could affect the total return of the Fund.

Investment Company Risk. The Fund may invest in shares of registered investments companies, including shares of money market funds. In such circumstance, Fund shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of any underlying investment company when the Fund invests in shares of another investment company.

Liquidity Risk. The Fund may invest in securities or instruments that trade in lower volumes and may make investments that are less liquid than other more widely held investments. In addition, the Fund may invest in securities that could become less liquid in response to market developments or adverse investor perceptions. Investments that are trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the security or instrument at all. An inability to sell one or more portfolio positions can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk. The Fund’s success will depend on the management of the Adviser and on the skill and acumen of the Adviser’s personnel.

Municipal Securities Risk. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. Municipal bonds can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market. Municipal bonds may include revenue bonds, which are generally backed by revenue from a specific project or tax. The issuer of a revenue bond makes interest and principal payments from revenues generated from a particular source or facility, such as a tax on particular property or revenues generated from municipal water or sewer utility or an airport. Revenue bonds generally are not backed by the full faith and credit and general taxing power of the issuer. The market for municipal bonds may be less liquid than for taxable bonds. There may be less information available on the financial condition of issuers of municipal securities than for public corporations.

●	General Obligation Bonds. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues, and ability to maintain an adequate tax base.

●	Revenue Bonds. Payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Non-Diversified Fund Risk. A Fund that is “non-diversified” is not required to meet certain diversification requirements under federal laws. The Fund may invest a greater percentage of its assets in the securities of an issuer. However, a decline in the value of a single investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

State Specific Risk. State specific risk is the chance that the Fund, because it invests primarily in securities issued by Kansas and its municipalities, is more vulnerable to unfavorable developments in Kansas than funds that invest in municipal bonds of many different states. Kansas is home to 2.9 million residents, and its economy is reasonably diversified but still relies significantly on transportation equipment production, agriculture and food processing, as well as oil & gas production/processing. Adverse conditions affecting these industries could have a disproportionate effect on Kansas municipal securities.

U.S. Government Obligations Risk. U.S. government securities are subject to market and interest rate risk, as well as varying degrees of credit risk. Some U.S. government securities are issued or guaranteed by the U.S. Treasury and are supported by the full faith and credit of the United States. Other types of U.S. government securities are supported by the full faith and credit of the United States (but not issued by the U.S. Treasury). In addition, other U.S. government issued securities, which are not backed by the full faith and credit of the U.S. Government, are subject to the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises that issued such securities (since the U.S. Government is not obligated to do so by law) and these securities are subject to greater risk.

It is possible to lose money on an investment in the Fund. Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Tax Risk. Income from municipal securities held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. In addition, a portion of the Fund’s otherwise exempt-interest dividends may be taxable to those shareholders subject to the alternative minimum tax.

PERFORMANCE INFORMATION

The Fund commenced upon the reorganization of the American Independence Kansas Tax-Exempt Bond Fund, a series of American Independence Funds Trust (“Predecessor Fund”) into the Fund effective as of September 24, 2018. With the reorganization, the Fund assumed the financial and performance history of the Predecessor Fund.

The bar chart and performance table below provide an indication of the risks of an investment in the Fund for periods prior to the reorganization by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. After-tax returns are shown for Institutional class shares only and will vary for Class A shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.carret.com or by calling the Adviser at 1-800-444-7388.

PERFORMANCE BAR CHART AND TABLE Year-By-Year Total Returns as of December 31, 2020 Institutional Share Class

Best quarter:	2.85%	Q1 2014
Worst quarter:	(2.37)%	Q2 2013

Average Annual Total Returns For the Period Ended December 31, 2020
Average Annual Total Returns - Carret Kansas Tax-Exempt Bond Fund	1 Year	5 Years	10 Years
Institutional	5.07%	3.02%	3.68%
Institutional | After Taxes on Distributions	5.07%	2.98%	3.66%
Institutional | After Taxes on Distributions and Sales	3.86%	2.92%	3.54%
Class A	0.22%	1.80%	2.86%
Barclays 7-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	5.13%	3.47%	3.97%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. Returns for Class A shares reflect the deduction of sales loads. After-tax returns for Class A shares, which are not shown, will vary from those shown for Institutional Class shares.

Clarkston Partners Fund
FUND SUMMARY Clarkston Partners Fund (the “Fund”)
Investment Objective
The Fund’s investment objective is to achieve long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Clarkston Partners Fund		Founders Class	Institutional Class
Management Fees		0.80%	0.80%
Distribution and Service (12b-1) Fees		none	none
Other Expenses		0.11%	0.11%
Shareholder Servicing Expenses		none	0.15%
Total Other Expenses		0.11%	0.26%
Total Annual Fund Operating Expenses	[1]	0.91%	1.06%
Fee Waiver and Expense Reimbursement	[2]	(0.06%)	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	0.85%	1.00%
[1]	Expenses have been restated to reflect current fees.
[2]	Clarkston Capital Partners, LLC (the “Adviser”) has contractually agreed to limit the amount of the Fund’s Total Annual Fund Operating Expenses, exclusive of shareholder service fees, brokerage expenses, interest expenses, acquired fund fees and expenses, taxes and extraordinary expenses, to an annual rate of 0.85% of the Fund’s average daily net assets for each of the Founders Class shares and the Institutional Class shares. This agreement is in effect through January 31, 2022. The Adviser may not terminate this agreement prior to this date without the approval of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above (whether through reduction of its management fee or otherwise) only to the extent that the Fund’s expenses in later periods do not exceed the lesser of: (1) the contractual expense limit in effect at the time the Adviser waives or limits the expenses; or (2) the contractual expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Fund will not be obligated to reimburse any such expenses borne by the Adviser more than three years after the date on which the fee or expense was waived or limited or assumed and paid by the Adviser, as calculated on a monthly basis.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example takes into consideration the agreement by the Adviser to waive fees and reimburse expenses for the contractual period only.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Clarkston Partners Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Founders Class	87	284	498	1,113
Institutional Class	102	331	579	1,287

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. A higher turnover rate may also result in additional income taxes when Fund shares are held in a taxable account. For the fiscal year ended September 30, 2020, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund invests primarily in equity securities of U.S. small and medium market capitalization companies. The Fund’s investments in equity securities may include common stock, preferred stock and convertible securities. The Fund may also invest in foreign equity securities through American Depositary Receipts (“ADRs”).

The Adviser considers small and medium market capitalization companies to be those companies with market capitalizations below that of the largest company based on market capitalization in the Russell 2500TM Index at the time of initial purchase. As of December 31, 2020, the market capitalization of the largest company based on market capitalization in the Russell 2500TM Index was $30.6 billion. The Fund will, however, also invest in equity securities of larger companies. Because small and medium market capitalization companies are defined by reference to an index, the market capitalization of the companies in which the Fund invests may vary with market conditions.

The Fund seeks to achieve long-term capital appreciation while minimizing volatility and risk. To accomplish this goal, the Fund invests in companies the Adviser believes to be of high quality and believes to be undervalued relative to their expected long-term free cash flows. The Adviser refers to this investment philosophy as “Quality Value”.

The Adviser defines high-quality companies as those that meet certain financial, business and management criteria, which may vary over time. These criteria include favorable profitability metrics, sustainable competitive advantages and capable management teams.

The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers. From time to time, the Fund may focus its investments in companies in one or more economic sectors. Economic sectors include multiple different industries. The Fund will not invest 25% or more of its assets in any one industry.

Principal Risks of the Fund

As with any mutual fund, there are risks to investing. There is no guarantee that the Fund will meet its investment objective. The following is a description of the principal risks of the Fund, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described herein) which could prevent the Fund from achieving its investment objective.

Equity Securities Risk. The Fund will invest in equity securities. Equity securities represent ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equity securities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in declines or if overall market and economic conditions deteriorate. The value of equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.

In addition, the value may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, natural disasters, the spread of infectious illness or other public health issues, or generally adverse investor sentiment.

Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the 1940 Act, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a “diversified fund”. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Cash Position Risk. The Fund may hold cash or short-term instruments, such as interest-bearing savings accounts or demand deposit accounts at banks and investments in money market accounts. During periods when a Fund maintains exposure to cash or short-term instruments, it may not participate in market movements to the same extent that it would if the Fund was more fully invested in equity securities.

ADR Risk. The Fund may invest in ADRs, which are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing directly underlying foreign securities in their national markets and currencies. However, ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies. Moreover, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Cash-Sweep Program Risk. The Fund may invest in cash-sweep programs administered by the Fund’s custodian or another third party through which the Fund’s cash holdings are placed in interest-bearing savings accounts, demand deposit accounts at various banks, or money market instruments. All sweep vehicles, whether or not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), carry certain risks. For example, money market fund sweep vehicles are subject to market risks and are not subject to FDIC protection. Additionally, bank deposit sweep vehicles are subject to bank failure risk, but are eligible for FDIC protection up to a limit of $250,000 per account. The vehicle through which the Fund’s cash-sweep program is administered may include bank deposits that are not registered under the 1940 Act, in which case, the Fund, as an investor in the vehicle, would not be entitled to the protections afforded by the 1940 Act.

Financials Sector Risk. When a substantial portion of the Fund’s assets are invested in the Financials sector, the Fund is susceptible to adverse economic or regulatory occurrences affecting that sector. Companies in the Financials sector are subject to extensive government regulation and are disproportionately affected by unstable interest rates, each of which could adversely affect the profitability of such companies. Companies in the Financials sector may also have concentrated portfolios, which makes them especially vulnerable to unstable economic conditions.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Sector Focus Risk. The Fund may invest a substantial portion of its assets within one or more economic sectors. To the extent the Fund focuses in one or more sectors, market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments. Additionally, the Fund’s performance may be more volatile when the Fund’s investments are focused in a particular sector.

Small-Cap and Mid-Cap Company Risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large-capitalization companies by changes in earnings results, business prospects, investor expectations or poor economic or market conditions.

It is possible to lose money on an investment in the Fund. Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that investors may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The performance table compares the average annual returns of the Fund’s Institutional Class to a broad-based securities market index for the periods indicated. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.clarkstonfunds.com or by calling 1-844-680-6562.

Annual Total Returns (For the Calendar Years ended 12/31) – Institutional Class Shares

Best Quarter – December 31, 2020	23.04%
Worst Quarter – March 31, 2020	(21.75)%

Average Annual Total Returns (for the periods ended December 31, 2020)
Average Annual Total Returns - Clarkston Partners Fund		1 Year	5 Years	Since Inception	Inception Date
Founders Class		17.55%	12.12%	11.47%	Sep. 15, 2015
Institutional Class		17.43%	11.98%	11.33%	Sep. 15, 2015
Institutional Class | After Taxes on Distributions		16.41%	11.10%	10.49%	Sep. 15, 2015
Institutional Class | After Taxes on Distributions and Sales		11.03%	9.42%	8.91%	Sep. 15, 2015
Russell 2500TM Index TR (reflects no deduction for fees, expenses or taxes)	[1]	19.99%	13.64%	12.43%	Sep. 15, 2015
[1]	The Russell 2500TM Index TR measures the performance of the small- to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500 TM Index TR is a subset of the Russell 3000® Index. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2500 TM Index TR is constructed to provide a comprehensive and unbiased barometer for the small- to mid-cap segment.

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA. After-tax returns are only shown for the Institutional Class shares of the Fund. After-tax returns for the Founders Class shares will vary from those shown for the Institutional Class shares due to varying expenses among the classes.

Clarkston Fund
FUND SUMMARY Clarkston Fund (the “Fund”)
Investment Objective
The Fund’s investment objective is to achieve long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Clarkston Fund Institutional Class
Management Fees	0.50%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.27%
Shareholder Servicing Expenses	0.15%
Total Other Expenses	0.42%
Total Annual Fund Operating Expenses	0.92%	[1]
Fee Waiver and Expense Reimbursement	(0.22%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.70%	[1]
[1]	Expenses have been restated to reflect current fees.
[2]	Clarkston Capital Partners, LLC (the “Adviser”) has contractually agreed to limit the amount of the Fund’s Total Annual Fund Operating Expenses, exclusive of shareholder services fees, brokerage expenses, interest expenses, acquired fund fees and expenses, taxes and extraordinary expenses, to an annual rate of 0.55% of the Fund’s average daily net assets for the Institutional Class shares. This agreement is in effect through January 31, 2022. The Adviser may not terminate this agreement prior to this date without the approval of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above (whether through reduction of its management fee or otherwise) only to the extent that the Fund’s expenses in later periods do not exceed the lesser of: (1) the contractual expense limit in effect at the time the Adviser waives or limits the expenses; or (2) the contractual expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Fund will not be obligated to reimburse any such expenses borne by the Adviser more than three years after the end of the date on which the fee or expense was waived or limited or assumed and paid by the Adviser, as calculated on a monthly basis.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example takes into consideration the agreement by the Adviser to waive fees and reimburse expenses for the contractual period only.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Clarkston Fund | Institutional Class | USD ($)	72	271	488	1,110

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. A higher turnover rate may also result in additional income taxes when Fund shares are held in a taxable account. For the fiscal period ended September 30, 2020, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund invests primarily in equity securities of U.S. large market capitalization companies. The Fund’s investments in equity securities may include common stock, preferred stock and convertible securities. The Fund may also invest in foreign equity securities through American Depositary Receipts (“ADRs”).

The Adviser considers large market capitalization companies to be those companies with market capitalizations above that of the smallest company based on market capitalization in the S&P500® Index at the time of initial purchase. As of December 31, 2020, the market capitalization of the smallest company based on market capitalization in the S&P500® Index was $3.2 billion. The Fund will, however, also invest in equity securities of smaller companies. Because large market capitalization companies are defined by reference to an index, the market capitalization of the companies in which the Fund invests may vary with market conditions.

The Fund seeks to achieve long-term capital appreciation while minimizing volatility and risk. To accomplish this goal, the Fund invests in companies the Adviser believes to be of high quality and believes to be undervalued relative to their expected long-term free cash flows. The Adviser refers to this investment philosophy as “Quality Value”.

The Adviser defines high-quality companies as those that meet certain financial, business and management criteria, which may vary over time. These criteria include favorable profitability metrics, sustainable competitive advantages and capable management teams.

The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers. From time to time, the Fund may focus its investments in companies in one or more economic sectors. Economic sectors include multiple different industries. The Fund will not invest 25% or more of its assets in any one industry.

Principal Risks of the Fund

As with any mutual fund, there are risks to investing. There is no guarantee that the Fund will meet its investment objective. The following is a description of the principal risks of the Fund, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described herein) which could prevent the Fund from achieving its investment objective.

Equity Securities Risk. The Fund will invest in equity securities. Equity securities represent ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equity securities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in declines or if overall market and economic conditions deteriorate. The value of equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.

In addition, the value may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, natural disasters, the spread of infectious illness or other public health issues, or generally adverse investor sentiment.

Non-Diversification Risk. The Fund is classified as “non-diversified” investment company under the 1940 Act, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a “diversified” fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Cash Position Risk. The Fund may hold cash or short-term instruments, such as interest-bearing savings accounts or demand deposit accounts at banks and investments in money market accounts. During periods when a Fund maintains exposure to cash or short-term instruments, it may not participate in market movements to the same extent that it would if the Fund was more fully invested in equity securities.

ADR Risk. The Fund may invest in ADRs, which are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing directly underlying foreign securities in their national markets and currencies. However, ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies. Moreover, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Cash-Sweep Program Risk. The Fund may invest in cash-sweep programs administered by the Fund’s custodian or another third party through which the Fund’s cash holdings are placed in interest-bearing savings accounts, demand deposit accounts at various banks, or money market instruments. All sweep vehicles, whether or not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), carry certain risks. For example, money market fund sweep vehicles are subject to market risks and are not subject to FDIC protection. Additionally, bank deposit sweep vehicles are subject to bank failure risk, but are eligible for FDIC protection up to a limit of $250,000 per account. The vehicle through which the Fund’s cash-sweep program is administered may include bank deposits that are not registered under the 1940 Act, in which case, the Fund, as an investor in the vehicle, would not be entitled to the protections afforded by the 1940 Act.

Consumer Staples Sector Risk. When a substantial portion of the Fund’s assets are invested in the Consumer Staples sector, the Fund is susceptible to adverse economic or regulatory occurrences affecting that sector. The values of companies in the Consumer Staples sector can be significantly impacted by demographic and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, government regulation, the performance of the overall economy, interest rates, and consumer confidence.

Financials Sector Risk. When a substantial portion of the Fund’s assets are invested in the Financials sector, the Fund is susceptible to adverse economic or regulatory occurrences affecting that sector. Companies in the Financials sector are subject to extensive government regulation and are disproportionately affected by unstable interest rates, each of which could adversely affect the profitability of such companies. Companies in the Financials sector may also have concentrated portfolios, which makes them especially vulnerable to unstable economic conditions.

Industrials Sector Risk. When a substantial portion of the Fund’s assets are invested in the Industrials sector, the Fund is susceptible to adverse economic or regulatory occurrences affecting that sector. The value of companies in the Industrials sector may be adversely affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and changes in general economic conditions, among other factors.

Large-Capitalization Company Risk. Large-capitalization companies may go in and out of favor based on market and economic conditions. Large companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Although the securities of larger companies may be less volatile than those of companies with smaller market capitalizations, returns on investments in securities of large-capitalization companies could trail the returns on investments in securities of smaller companies.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Sector Focus Risk. The Fund may invest a substantial portion of its assets within one or more economic sectors. To the extent the Fund focuses in one or more sectors, market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments. Additionally, the Fund’s performance may be more volatile when the Fund’s investments are focused in a particular sector.

It is possible to lose money on an investment in the Fund. Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that investors may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The performance table compares the average annual returns of the Fund’s Institutional Class to a broad-based securities market index for the periods indicated. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.clarkstonfunds.com or by calling 1-844-680-6562.

Annual Total Returns (For the Calendar Years ended 12/31) – Institutional Class Shares

Best Quarter – December 31, 2020	20.68%
Worst Quarter – March 31, 2020	(22.37)%

Average Annual Total Returns (for the periods ended December 31, 2020)
Average Annual Total Returns - Clarkston Fund		1 Year	Since Inception	Inception Date
Institutional Class		16.99%	11.22%	Apr. 01, 2016
Institutional Class | After Taxes on Distributions		15.37%	10.17%	Apr. 01, 2016
Institutional Class | After Taxes on Distributions and Sales		11.09%	8.75%	Apr. 01, 2016
Russell 1000® Index TR (reflects no deduction for fees, expenses or taxes)	[1]	20.96%	16.04%	Apr. 01, 2016
[1]	The Russell 1000® Index TR measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® Index TR represents approximately 92% of the U.S. market. The Russell 1000® Index TR is constructed to provide a comprehensive and unbiased barometer for the large-cap segment and is completely reconstituted annually to ensure new and growing equities are reflected.

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

Clarkston Founders Fund
FUND SUMMARY Clarkston Founders Fund (the “Fund”)
Investment Objective
The Fund’s investment objective is to achieve long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Clarkston Founders Fund Institutional Class
Management Fees	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.25%
Shareholder Servicing Expenses	0.15%
Total Other Expenses	0.40%
Total Annual Fund Operating Expenses	1.15%	[1]
Fee Waiver and Expense Reimbursement	(0.20%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.95%	[1]
[1]	Expenses have been restated to reflect current fees.
[2]	Clarkston Capital Partners, LLC (the “Adviser”) has contractually agreed to limit the amount of the Fund’s Total Annual Fund Operating Expenses, exclusive of shareholder service fees, brokerage expenses, interest expenses, acquired fund fees and expenses, taxes and extraordinary expenses, to an annual rate of 0.80% of the Fund’s average daily net assets for the Institutional Class shares. This agreement is in effect through January 31, 2022. The Adviser may not terminate this agreement prior to this date without the approval of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above (whether through reduction of its management fee or otherwise) only to the extent that the Fund’s expenses in later periods do not exceed the lesser of: (1) the contractual expense limit in effect at the time the Adviser waives or limits the expenses; or (2) the contractual expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Fund will not be obligated to reimburse any such expenses borne by the Adviser more than three years after the date on which the fee or expense was waived or limited or assumed and paid by the Adviser, as calculated on a monthly basis.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example takes into consideration the agreement by the Adviser to waive fees and reimburse expenses for the contractual period only.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Clarkston Founders Fund | Institutional Class | USD ($)	97	345	613	1,378

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. A higher turnover rate may also result in higher taxes when Fund shares are held in a taxable account. For the fiscal period ended September 30, 2020, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund invests primarily in equity securities of U.S. medium market capitalization companies. The Fund’s investments in equity securities may include common stock, preferred stock and convertible securities. The Fund may also invest in foreign equity securities through American Depositary Receipts (“ADRs”).

The Adviser considers medium market capitalization companies to be those companies with market capitalizations within the range of companies included in the Russell Midcap® Index at the time of initial purchase. As of December 31, 2020, the Russell Midcap® Index included companies with a market capitalization range of between approximately $0.3 billion and $58.5 billion. The Fund will, however, also invest in equity securities of smaller or larger companies. Because medium-market capitalization companies are defined by reference to an index, the market capitalization of the companies in which the Fund invests may vary with market conditions.

The Fund seeks to achieve long-term capital appreciation while minimizing volatility and risk. To accomplish this goal, the Fund invests in companies that the Adviser believes to be of high quality and believes to be undervalued relative to their expected long-term free cash flows. The Adviser refers to this investment philosophy as “Quality Value”.

The Adviser defines high-quality companies as those that meet certain financial, business and management criteria, which may vary over time. These criteria include favorable profitability metrics, sustainable competitive advantages and capable management teams.

The Fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers. From time to time, the Fund may focus its investments in companies in one or more economic sectors. Economic sectors include multiple different industries. The Fund will not invest 25% or more of its assets in any one industry.

Principal Risks of the Fund

As with any mutual fund, there are risks to investing. There is no guarantee that the Fund will meet its investment objective. The following is a description of the principal risks of the Fund, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described herein) which could prevent the Fund from achieving its investment objective.

Equity Securities Risk. The Fund will invest in equity securities. Equity securities represent ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equity securities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in declines or if overall market and economic conditions deteriorate. The value of equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.

In addition, the value may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, natural disasters, the spread of infectious illness or other public health issues, or generally adverse investor sentiment.

Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the 1940 Act, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a “diversified” fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Cash Position Risk. The Fund may hold cash or short-term instruments, such as interest-bearing savings accounts or demand deposit accounts at banks and investments in money market accounts. During periods when a Fund maintains exposure to cash or short-term instruments, it may not participate in market movements to the same extent that it would if the Fund was more fully invested in equity securities.

ADR Risk. The Fund may invest in ADRs, which are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing directly underlying foreign securities in their national markets and currencies. However, ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies. Moreover, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Cash-Sweep Program Risk. The Fund may invest in cash-sweep programs administered by the Fund’s custodian or another third party through which the Fund’s cash holdings are placed in interest-bearing savings accounts, demand deposit accounts at various banks, or money market instruments. All sweep vehicles, whether or not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), carry certain risks. For example, money market fund sweep vehicles are subject to market risks and are not subject to FDIC protection. Additionally, bank deposit sweep vehicles are subject to bank failure risk, but are eligible for FDIC protection up to a limit of $250,000 per account. The vehicle through which the Fund’s cash-sweep program is administered may include bank deposits that are not registered under the 1940 Act, in which case, the Fund, as an investor in the vehicle, would not be entitled to the protections afforded by the 1940 Act.

Financials Sector Risk. When a substantial portion of the Fund’s assets are invested in the financials sector, the Fund is susceptible to adverse economic or regulatory occurrences affecting that sector. Companies in the Financials sector are subject to extensive government regulation and are disproportionately affected by unstable interest rates, each of which could adversely affect the profitability of such companies. Companies in the Financials Sector may also have concentrated portfolios, which makes them especially vulnerable to unstable economic conditions.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Mid-Cap Company Risk. The securities of mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earnings results, business prospects, investor expectations or poor economic or market conditions.

Sector Focus Risk. The Fund may invest a substantial portion of its assets within one or more economic sectors. To the extent the Fund focuses in one or more sectors, market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments. Additionally, the Fund’s performance may be more volatile when the Fund’s investments are focused in a particular sector.

It is possible to lose money on an investment in the Fund. Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that investors may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The performance table compares the average annual returns of the Fund’s Institutional Class to a broad-based securities market index for the periods indicated. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.clarkstonfunds.com or by calling 1-844-680-6562.

Annual Total Returns (For the Calendar Years ended 12/31) – Institutional Class Shares

Best Quarter – December 31, 2020	19.22%
Worst Quarter – March 31, 2020	(19.25)%

Average Annual Total Returns (for the periods ended December 31, 2020)
Average Annual Total Returns - Clarkston Founders Fund		1 Year	Since Inception	Inception Date
Institutional Class		23.21%	12.08%	Jan. 31, 2017
Institutional Class | After Taxes on Distributions		22.95%	11.62%	Jan. 31, 2017
Institutional Class | After Taxes on Distributions and Sales		13.93%	9.46%	Jan. 31, 2017
Russell Midcap Index TR (reflects no deduction for fees, expenses or taxes)	[1]	17.10%	12.91%	Jan. 31, 2017
[1]	The Russell Midcap® Index is a market capitalization weighted index that measures the performance of the mid-capitalization sector of the U.S. equity market and includes approximately 800 of the smallest issuers in the Russell 1000® Index. The Russell 1000® Index includes the 1,000 largest stocks in the Russell 3000® Index, which consists of the 3,000 largest U.S. public companies.

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

DDJ OPPORTUNISTIC HIGH YIELD FUND
Summary Section DDJ Opportunistic High Yield Fund (the “Fund”)
Investment Objective
The Fund’s investment objective is overall total return consisting of a high level of current income together with long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - DDJ OPPORTUNISTIC HIGH YIELD FUND	Institutional	Class I	Class II
Maximum sales charge (Load) imposed on purchases	none	none	none
Maximum deferred sales charge (Load)	none	none	none
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	(1.00%)	(1.00%)	(1.00%)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - DDJ OPPORTUNISTIC HIGH YIELD FUND		Institutional	Class I	Class II
Management Fees		0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees		none	none	0.25%
Other Expenses		0.54%	0.62%	0.66%
Shareholder Servicing Expenses		none	0.10%	0.10%
Total Other Expenses		0.54%	0.72%	0.76%
Total Annual Fund Operating Expenses	[1]	1.24%	1.42%	1.71%
Fee Waiver and Expense Reimbursement	[2]	(0.45%)	(0.53%)	(0.57%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	0.79%	0.89%	1.14%
[1]	Expenses have been restated to reflect current fees.
[2]	DDJ Capital Management, LLC (the “Adviser”) has contractually agreed to limit the amount of the Fund’s Total Annual Fund Operating Expenses, exclusive of Distribution and Service (12b-1) fees, Shareholder Servicing expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, to an annual rate of 0.79% of the Fund’s average daily net assets for each of the Institutional Class, Class I and Class II shares, respectively. This agreement is in effect through January 31, 2022 and may not be terminated or modified prior to this date except with the approval of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne subsequent to the effective date of the agreement described above (whether through reduction of its management fee or otherwise) only to the extent that the Fund’s expenses in later periods do not exceed the lesser of: (1) the contractual expense limit in effect at the time the Adviser waives or limits the expenses; or (2) the contractual expense limit in effect at the time the Adviser seeks to recover the expenses: provided, however, that the Fund will not be obligated to pay any such reduced fees and expenses more than three years after the date on which the fee and expense was reduced, as calculated on a monthly basis.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example takes into consideration the agreement by the Adviser to waive fees and reimburse expenses for the contractual period only.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - DDJ OPPORTUNISTIC HIGH YIELD FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional	81	349	637	1,459
Class I	91	397	726	1,654
Class II	116	483	874	1,969

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher turnover rate may also result in additional income taxes when Fund shares are held in a taxable account. For the fiscal year ended September 30, 2020, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund pursues its investment objective by seeking to outperform the broader high yield market over a complete credit cycle. The “credit cycle” is a cyclical event that generally occurs over a several year timeframe as access to credit increases or decreases for borrowers.

The Fund seeks to achieve its objective mainly by investing in high yield fixed income securities with a focus on “middle market” issuers in the United States and, to a much lesser extent, Canada. The Adviser considers middle market companies to be those with normalized earnings before interest, tax and depreciation (“EBITDA”) in the range of $75-250 million. The Adviser believes that the flexibility to invest, sell, and reinvest throughout the capital structure of an issuer (and in particular, in both more senior bank loans and more junior high yield bonds) will enable the Adviser to tailor its investment approach to the specific credit-related circumstances of that issuer as they may change from time to time and thereby select the most attractive opportunities for the Fund.

The Fund intends to invest its assets primarily in credit instruments that are rated below investment grade by some or all relevant independent rating agencies, including Moody’s Investors Service, Standard and Poor’s Rating Services and Fitch Ratings (including a significant portion of such assets in credit instruments in the lower tier of the high yield market that are rated B and below). Additionally, certain other high yield securities may be unrated by rating agencies, but determined by the Adviser to be of similar quality as other below investment grade bonds and credit instruments and accordingly purchased for investment by the Fund. The Fund does not have a percentage limitation on investing in securities that are rated below investment grade.

High yield fixed income securities include high yield corporate bonds (commonly known as “junk bonds”), senior loans, convertible bonds, preferred stock, and other types of debt instruments (including, without limitation, unregistered (Rule 144A) securities, floating and variable rate securities and other restricted fixed income securities to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”)). In addition, the Fund may also purchase equity securities or otherwise hold positions in equity or other assets that the Fund receives as part of a reorganization process of a high yield issuer, and may hold those assets until such time as the Adviser believes that a disposition is most advantageous. From time to time, the Fund may make investments in distressed or defaulted securities or in issuers that are in bankruptcy. The Fund does not have any maturity or duration requirements. However, the Fund typically targets securities that, on average, have a shorter maturity and duration than the maturity and duration of broad-based high yield market indices generally.

In making these investments, the Adviser seeks to purchase instruments that the Adviser believes are undervalued and offer a compelling risk/reward ratio. Specifically, the Adviser’s investment process attempts to exploit inefficiencies in the high yield credit markets by adhering to a disciplined, bottom-up, fundamentally-oriented investment process with an emphasis on downside protection. This process applies value investing principles through exhaustive research coupled with financial, structural and legal analysis, including a review of bankruptcy law considerations where applicable. The foundation of this investment process is to derive an accurate, real-time valuation of a target company, and only invest in securities of that company’s capital structure that offer a significant margin of safety coupled with strong total return potential. By utilizing such a fundamental, bottom-up approach to investing, the Adviser seeks to add value first and foremost through security selection.

The Adviser intends to manage a relatively concentrated portfolio typically comprising between 60-90 issuers and 80-120 issues. The Fund has adopted an investment policy providing that under normal circumstances, the Fund will invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in high yield fixed income securities.

Principal Risks of the Fund

As with any mutual fund, there are risks to investing. There is no guarantee that the Fund will meet its investment objective. The following is a description of the principal risks of the Fund, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described herein) which could prevent the Fund from achieving its investment objective.

Below-Investment Grade Risk. The Fund will invest in high yield securities rated below BBB by S&P or Baa by Moody’s. High yield securities generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk and are described as speculative by both S&P and Moody’s. Securities rated below investment grade are commonly referred to as “junk bonds.” The ability of issuers of high yield securities to make timely payments of interest and principal may be adversely impacted by adverse changes in general economic conditions, changes in the financial condition of the issuers and price fluctuations in response to changes in interest rates. High yield securities are less liquid than investment grade securities and may be difficult to price or sell, particularly in times of negative sentiment toward high yield securities.

Debt Securities Risk. Debt securities in which the Fund invests are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures). Fixed income markets have recently experienced a period of relatively high volatility. If the Federal Reserve continues to increase interest rates, fixed income markets (and the high yield market in particular) could experience continuing high volatility, which could negatively impact the Fund’s performance.

Bank Loan Risk. The Fund’s investment in secured and unsecured assignments of (or participations in) bank loans may create substantial risk. In making investments in bank loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest. In addition, the settlement of bank loans occurs on an extended (multi-week) basis, which may prevent the Fund from obtaining liquidity of certain assets within a desired timeframe. In addition, there is the potential that bank loans and other similar instruments may not be considered “securities” and, as a result, the Fund may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

Liquidity Risk. Low or lack of trading volume in the high yield market may make it difficult to sell securities held by the Fund at quoted market prices. In addition, with respect to certain fixed income investments (bank loans in particular), settlement occurs on an extended basis, further decreasing their liquidity profile.

Cash Positions. The Fund may not always stay fully invested. For example, when the Adviser believes that market conditions are unfavorable for profitable investing, or when it is otherwise unable to locate attractive investment opportunities, the Fund’s cash or similar investments may increase. In other words, cash or similar investments generally are a residual – they represent the assets that remain after the Fund has committed available assets to desirable investment opportunities. When the Fund’s investments in cash or similar investments increase, it may not participate in market advances to the same extent that it would if the Fund remained more fully invested, and the Fund’s ability to achieve its investment objective may be affected.

Convertible Bond Risk. Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are therefore subject to both debt security risks and equity risk. Convertible bonds are subject to equity risk especially when their conversion value is greater than the interest and principal value of the bond. The prices of equity securities may rise or fall because of economic or political changes and may decline over short or extended periods of time.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of fixed income securities held by the Fund may be lowered if an issuer’s financial condition changes. High yield or junk bonds as well as other debt securities issued by below investment grade issuers are typically more susceptible to these risks than debt of higher quality issuers. Furthermore, a significant amount of the Fund’s net asset value is expected to be invested in the lower-rated segment of the high yield market (rated B and below), which investments generally involve greater credit risk than high yield securities that are rated BB and above.

Equity Securities Risk. The Fund may invest in equity securities, including equities of stressed issuers or companies emerging from a financial restructuring or corporate reorganization. Equity securities represent ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equity securities. The value of equity securities purchased or otherwise acquired by the Fund could decline if the financial condition of the companies the Fund invests in declines or if overall market and economic conditions deteriorate. The value of equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.

In addition, the value may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, natural disasters, the spread of infectious illness or other public health issues, or generally adverse investor sentiment.

Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Management and Strategy Risk. The Fund is an actively managed portfolio. Investment strategies employed by the Adviser on behalf of the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments. In addition, the Fund’s tactical asset allocation strategy may be unsuccessful and may cause the Fund to incur losses.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Money Market Instruments/Securities. In seeking to provide downside protection, during periods of high market volatility the Fund may hold money market instruments, including commercial paper, banker’s acceptances, certificates of deposit and other short-term debt securities.

Preferred Stock Risk. Preferred stocks may be more volatile than fixed income securities and may be more correlated with the issuer’s underlying common stock than fixed income securities.

Prepayment and Extension Risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the Fund’s share price and yield and could hurt Fund performance. Prepayments could also create capital gains tax liability in some instances.

Rule 144A Securities Risk. The market for certain Rule 144A securities can be less active than the market for publicly-traded securities. Rule 144A securities carry a heightened risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these bonds.

It is possible to lose money on an investment in the Fund. Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The performance table compares the average annual returns of the Fund’s Institutional Class Shares to broad-based securities market index for the periods indicated. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.ddjfunds.com or by calling 1-844-363-4898.

Annual Total Returns (For Calendar Years ended 12/31) – Institutional Class Shares

Best Quarter – June 30, 2020	9.83%
Worst Quarter – March 31, 2020	(15.97)%

Average Annual Total Returns (for the periods ended December 31, 2020)
Average Annual Total Returns - DDJ OPPORTUNISTIC HIGH YIELD FUND		1 Year	5 Years	Since Inception	Inception Date
Institutional		3.50%	6.80%	5.38%	Jul. 16, 2015
Institutional | After Taxes on Distributions		0.44%	3.04%	1.78%	Jul. 16, 2015
Institutional | After Taxes on Distributions and Sales		1.91%	3.54%	2.49%	Jul. 16, 2015
Class I		3.52%	6.81%	5.39%	Jul. 16, 2015
Class II		3.15%	6.45%	5.05%	Jul. 16, 2015
ICE BofA ML U.S. High Yield Index (reflects no deduction for fees, expenses or taxes)	[1],[2]	6.17%	8.43%	6.24%	Jul. 16, 2015
[1]	Source ICE Data Indices, LLC (“ICE DATA”), is used with permission. ICE Data, its affiliates and their respective third party suppliers disclaim any and all warranties and representations, express and/or implied, including any warranties of merchantability or fitness for a particular purpose or use, including the index, index data and any data included in, related to, or derived therefrom. neither ice data, its affiliates or their respective third party providers shall not be subject to any damages or liability with respect to the adequacy, accuracy, timeliness or completeness of the index or the index data or any component thereof, and the index and index data and all components thereof are provided on an “as is” basis and your use is at your own risk. ICE Data, its affiliates and their respective third party suppliers do not sponsor, endorse, or recommend the Adviser, the Fund, or any of the Adviser’s products or services.
[2]	The benchmark of the Fund is the ICE BofAML US High Yield Index, maintained by ICE BofA Merrill Lynch and comprised of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market.

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Institutional Class shares of the Fund. After-tax returns for Class I and Class II shares will vary from those shown for Institutional Class shares due to varying sales charges and expenses among the classes.

Seven Canyons Strategic Income Fund
FUND SUMMARY Seven Canyons Strategic Income Fund (the “Fund”)
Investment Objective
The Fund’s primary investment objective is to capture current income.
A secondary objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Seven Canyons Strategic Income Fund Investor Class USD ($)
Maximum sales charge (Load) imposed on purchases	none
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	(2.00%)
Exchange Fee	none
Maximum Account Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Seven Canyons Strategic Income Fund Investor Class
Management Fees	0.70%
Distribution and Service (12b-1) Fees	none
Total Other Expenses	0.76%
Acquired Fund Fees and Expenses	0.59%
Total Annual Fund Operating Expenses	2.05%
Fee Waiver and Expense Reimbursement	(0.51%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.54%	[1]
[1]	Seven Canyons Advisors, LLC, the Fund’s investment adviser (the “Adviser”), has contractually agreed to limit the amount of the Fund’s total annual fund operating expenses, exclusive of interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs, acquired fund fees and expenses, and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of business, to 0.95% of the Fund’s average daily net assets. This agreement is in effect through January 31, 2022, may only be terminated before then by the Board of Trustees, and is reevaluated on an annual basis. With respect to the Fund, the Adviser shall be permitted to recover expenses it has borne through the agreement described above (whether through reduction of its management fee or otherwise) only to the extent that such recoupment payments do not cause the Fund’s expenses in later periods to exceed the lesser of (1) the contractual expense limit in effect at the time the Adviser waives or limits the expenses or (2) the contractual expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Fund is not obligated to pay any such recoupments more than three years after the date on which the fee and expense was reduced.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example takes into consideration the agreement by the Adviser to waive fees and reimburse expenses for the contractual period only.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Seven Canyons Strategic Income Fund | Investor Class | USD ($)	157	593	1,056	2,335

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. A higher turnover rate may also result in additional income taxes when Fund shares are held in a taxable account. For the fiscal year ended September 30, 2020, the Fund’s portfolio turnover rate was 128% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal market conditions, the Fund’s assets will be invested primarily in income-producing domestic and foreign securities, including equity securities (primarily common stocks) and fixed-income securities of companies of all market capitalizations. The Fund is not managed as a balanced portfolio. At times, one type of security may make up a substantial portion of the Fund, while other types may have minimal or no representation. The Fund may invest a large percentage of its assets in a few sectors.

The Fund may invest its assets in securities issued by foreign companies in developed countries without limit. To a lesser extent, the Fund may invest in foreign companies in emerging and frontier markets. Securities issued by companies incorporated outside the United States whose securities are principally traded in the United States are not defined as foreign companies.

The Fund may invest in investment companies, including exchange-traded funds (ETFs). The Fund may make short sales of securities, and may also use derivatives such as put and call options and futures contracts for hedging and non-hedging purposes. The Fund may write put and call options subject to applicable law and SEC guidelines.

In the selection of equity securities, the Adviser uses a “bottom-up” fundamental analysis to identify individual companies with attractive, sustainable dividend yields or the potential for dividend growth. In certain situations, the Fund may acquire non-income producing securities if the Adviser believes the company has the potential to pay dividends in the future. The Adviser’s analysis may include studying a company’s financial statements, building proprietary financial models, visiting company facilities, and meeting with executive management, suppliers and customers.

Characteristics the Adviser considers when investing in a company’s equity securities generally include:

●	Attractive, sustainable dividend yields or the potential for dividend growth;
●	Experienced top management;
●	Sustainable competitive advantage;
●	Stable demand for products and services; and
●	Ability to capitalize on favorable long-term trends.

The Fund’s investments in fixed-income securities may include domestic and foreign corporate bonds with a variety of maturities (e.g., long-term, intermediate or short-term) and credit qualities (e.g., investment grade or non-investment grade). At certain times the Fund may emphasize one particular maturity or credit quality. The Fund may invest in non-investment grade securities without limitation. The Fund may also invest in U.S. Treasury securities and the debt obligations of foreign governments.

Characteristics the Adviser considers when investing in fixed-income securities generally include:

●	Rates of current income;
●	Credit quality of the issuer; and
●	Maturity, duration and other characteristics of the obligation.

Principal Risks of the Fund

As with any mutual fund, there are risks to investing. There is no guarantee that the Fund will meet its investment objective. The following is a description of the principal risks of the Fund, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described herein) which could prevent the Fund from achieving its investment objective.

Stock Market Risk. The Fund’s investments may decline in value due to movements in the overall stock market.

Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.

Equity Securities Risk. Equity securities represent ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equity securities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in declines or if overall market and economic conditions deteriorate. The value of equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.

In addition, the value may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, natural disasters, the spread of infectious illness or other public health issues, or generally adverse investor sentiment.

Foreign Securities Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investments in U.S. securities. Differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates, can have a significant effect on the value of a foreign security. Additionally, certain countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such capital controls can also have a significant effect on the value of the Fund’s holdings.

Emerging Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies domiciled in emerging market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile and less liquid securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties that fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

Frontier Markets Risk. In addition to the risks of investing in foreign securities and emerging markets, frontier market securities involve unique risks, such as exposure to economies less diverse and mature than those of the U.S. or more established foreign markets. Economic or political instability may cause larger price changes in frontier market securities than in securities of issuers based in more developed foreign countries, including securities of issuers in larger emerging markets. Frontier markets generally receive less investor attention than developed markets or larger emerging markets. These risks can result in the potential for extreme price volatility and illiquidity.

Smaller Company Stock Risk. Small- and mid-cap stocks may be very sensitive to changing economic conditions and market downturns. In particular, the issuers of small company stocks have more narrow markets for their products and services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of small companies may therefore be more volatile and the ability to sell these stocks at a desirable time or price may be more limited.

Sector and Industry Weightings Risk. The Fund may invest a substantial portion of its assets within one or more economic sectors. To the extent the Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of securities in those sectors. Additionally, the Fund’s performance may be more volatile when the Fund’s investments are focused in a particular sector. The Fund may also from time to time make significant investments in an industry or industries within a particular sector. The industries that constitute a sector may all react in the same way to economic, political or regulatory events. Adverse conditions in such industry or industries could have a correspondingly adverse effect on the financial condition of issuers. These conditions may cause the value of the Fund’s shares to fluctuate more than the values of shares of funds that invest in a greater variety of investments.

Financials Sector Risk. The financials sector includes companies in the banks, capital markets, diversified financials, and insurance industry groups. Companies in the financials sector are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Banking companies may be affected by extensive government regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect banking companies. Banks may also be subject to severe price competition. Competition is high among banking companies and failure to maintain or increase market share may result in lost market value. Capital markets may be affected by extensive governmental regulation, economic and other financial events that could cause fluctuations in the stock market, impacting the overall value of investments. The insurance industry may be affected by extensive government regulation and can be significantly affected by interest rates, general economic conditions, and price and marketing competition. Different segments of the insurance industry can be significantly affected by natural disasters, mortality and morbidity rates and environmental clean-up.

Derivatives Risk. The Fund may use put and call options and futures contracts. The Fund may suffer a loss from its use of put and call options and futures contracts, which are forms of derivatives. Derivatives can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument, with the potential for unlimited losses on certain instruments. Derivatives may be difficult to value, may become illiquid, and may affect the timing and character of taxes payable by shareholders. In addition, the instruments that the Fund expects to use are subject to the following risks:

Options Risk. Options transactions may be effected on securities exchanges or in the over-the-counter market. When options are purchased over-the counter, the Fund bears the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Fund may have difficulty closing out its option positions. In addition, the Fund will lose money if it sells a put option and the value of the reference index or security falls below the strike price. Likewise, the Fund will lose money if it sells a call option and the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

Futures Contract Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Short Sales Risk. The Fund can make short sales of securities, which means it may experience a loss if the market price of the security increases between the date of the short sale and the date the security is replaced. Short sales may reduce the Fund’s returns or increase volatility. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, which may result in the Fund having to buy the securities sold short at an unfavorable price to close out a short position. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. In a rising stock market, the Fund’s short positions may significantly impact the Fund’s overall performance and cause the Fund to underperform traditional long-only equity funds or to sustain losses, particularly in a sharply rising market. The use of short sales may also cause the Fund to have higher expenses than other funds. Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot go below zero. The use of short sales in combination with long positions in seeking to improve Fund performance or reduce overall portfolio risk may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. In addition, the Fund’s short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short positions also typically involve increased liquidity risk and the risk that the third party to the short sale may fail to honor its contract terms. Furthermore, regulatory authorities in various countries, including the United States, have enacted temporary rules prohibiting the short-selling of certain stocks in response to market events. If regulatory authorities were to reinstitute such rules or otherwise restrict short selling, the Fund might not be able to fully implement its short-selling strategy.

Investment Companies Risk. The Fund may invest in the shares of other investment companies, including foreign and domestic registered and unregistered open-end funds, closed-end funds, unit investment trusts and exchange-traded funds. Investing in another investment company subjects the Fund to the same risks associated with investing in the securities held by the applicable investment company and the investment strategies employed by such funds (such as the use of leverage). In addition, the benefit of investing in another investment company is largely dependent on the skill of the investment advisor of the underlying company and whether the associated fees and costs involved with investing in such company are offset by the potential gains. As a shareholder in an investment company, the Fund will bear its ratable share of that investment company’s expenses including advisory and administrative fees. Fund shareholders would therefore be subject to duplicative expenses to the extent that the Fund invests in other investment companies.

Exchange-Traded Funds Risk. ETFs are investment companies that are bought and sold on a securities exchange. Shares of ETFs are redeemable only in larger aggregations of a specified number of shares and generally on an in-kind basis. When the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses. Because of the ETF expenses, it may be more costly to own the ETF than owning the underlying securities directly. In addition, the Fund will incur brokerage costs when purchasing and selling shares of ETFs. The risk of owning an ETF generally reflects the risks of the underlying securities held by the ETF and investment strategies employed by such ETF (such as the use of leverage). The market price of an ETF may also fluctuate due to the supply of, and demand for, the ETF’s shares on the exchange upon which its shares are traded and may trade at a premium or discount to its net asset value. As ETFs trade on an exchange, they are subject to the risks of any exchange-traded instrument, including: (i) an active market for its shares may not develop or be maintained, (ii) market makers or authorized participants may decide to reduce their role or step away from these activities in times of market stress, (iii) trading of its shares may be halted by the exchange, and (iv) its shares may be delisted from the exchange.

REIT Risk. Investments in REITs subject the Fund to risks associated with the direct ownership of real estate. The value of REIT securities can be affected by changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements and the management skill and creditworthiness of the issuer. In addition, the value of a REIT can depend on the structure and cash flow generated by the REIT, and REITs may not have diversified holdings. Because REITs are pooled investment vehicles that have expenses of their own, the Fund will indirectly bear its proportionate share of those expenses.

Credit Risk. Credit risk is the risk that the issuer of a debt security will fail to repay principal and interest on the security when due. Credit risk is affected by the issuer’s credit status and is generally higher for non-investment grade securities.

Interest Rate Risk. Interest rate risk is the risk that a debt security’s value will decline due to changes in market interest rates. Even though some interest-bearing securities offer a stable stream of income, their prices will still fluctuate with changes in interest rates. The Fund may be subject to greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates change, the values of longer duration debt securities usually change more than the values of shorter-duration debt securities.

Non-Investment Grade Securities Risk. Non-investment grade securities (also known as “high yield” or “junk bonds”) are those rated below investment grade by the primary rating agencies (e.g., below BB/Ba by S&P/Moody’s). Such securities are speculative, and tend to have more volatile prices and increased price sensitivity to changing interest rates and adverse economic and business developments than investment grade securities. In addition, compared to investments in investment grade securities, investments in non-investment grade securities are subject to greater risk of loss due to default by the issuer or decline in the issuer’s credit quality. There is a greater likelihood that adverse economic or company-specific events will make the issuer unable to make interest and/or principal payments, and the issuer may be more susceptible to negative market sentiment, leading to depressed prices and decreased liquidity for the non-investment grade securities.

It is possible to lose money on an investment in the Fund. Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The Fund was organized as a successor to the Wasatch Strategic Income Fund (the “Predecessor Fund”), a series of Wasatch Funds Trust. The Predecessor Fund was reorganized with and into the Fund on September 10, 2018. The Fund has adopted the historical performance of the Predecessor Fund. Samuel Stewart, one of the portfolio managers for the Fund, also served as the portfolio manager for the Predecessor Fund, which had an identical investment objective and substantially similar investment strategies as the Fund. The performance shown for periods prior to September 10, 2018 reflects the performance of the Predecessor Fund’s Investor Class shares. The table compares the Predecessor Fund’s average annual returns for the periods prior to September 10, 2018 and the Fund’s average annual returns for the periods indicated thereafter to broad-based securities market indices. The performance of the Predecessor Fund is not the performance of the Fund, and is not necessarily indicative of the Fund’s future performance. If the Predecessor Fund’s investment manager and/or its affiliates had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been different. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at no cost by at www.sevencanyonsadvisors.com or by calling 1-833-7-CANYON (1-833-722-6966).

Annual Total Returns (For years ended 12/31) - Investor Class

Best and Worst Quarterly Returns
Best — 6/30/2020	18.61%
Worst — 3/31/2020	-32.84%

Average Annual Total Returns — (as of 12/31/20)
Average Annual Total Returns - Seven Canyons Strategic Income Fund		1 Year	5 Years	10 Years
Investor Class		4.42%	7.84%	8.78%
Investor Class | After Taxes on Distributions		4.30%	7.19%	7.71%
Investor Class | After Taxes on Distributions and Sales		2.65%	6.01%	6.82%
MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)	[1]	16.25%	12.26%	9.13%
Bloomberg Barclays US Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	[2]	7.51%	4.44%	3.84%
[1]	The MSCI ACWI Index is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world. The MSCI ACWI Index is maintained by Morgan Stanley Capital International (MSCI) and is comprised of stocks from 23 developed countries and 24 emerging markets.
[2]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS (agency and non-agency). The index is not actively managed and does not reflect any deductions for fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Seven Canyons World Innovators Fund
FUND SUMMARY Seven Canyons World Innovators Fund (the “Fund”)
Investment Objective
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Seven Canyons World Innovators Fund - USD ($)	Investor Class	Institutional Class
Maximum sales charge (Load) imposed on purchases	none	none
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	(2.00%)	(2.00%)
Exchange Fee	none	none
Maximum Account Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Seven Canyons World Innovators Fund		Investor Class	Institutional Class
Management Fees		1.50%	1.50%
Distribution and Service (12b-1) Fees		none	none
Total Other Expenses		0.52%	0.47%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		2.03%	1.98%
Fee Waiver and Expense Reimbursement	[1]	(0.27%)	(0.42%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	1.76%	1.56%
[1]	Seven Canyons Advisors, LLC, the Fund’s investment adviser (the “Adviser”), has contractually agreed to limit the amount of the Fund’s total annual fund operating expenses, exclusive of interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs, acquired fund fees and expenses, and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of business, to 1.75% and 1.55% of the Fund’s average daily net assets for the Investor Class and the Institutional Class, respectively. This agreement is in effect through January 31, 2022, may only be terminated before then by the Board of Trustees, and is reevaluated on an annual basis. With respect to the Fund, the Adviser shall be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above (whether through reduction of its management fee or otherwise) only to the extent that such recoupment payments do not cause the Fund’s expenses in later periods to exceed the lesser of (1) the contractual expense limit in effect at the time the Adviser waives or limits the expenses or (2) the contractual expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Fund is not obligated to pay any such recoupments more than three years after the date on which the fee and expense was reduced.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example takes into consideration the agreement by the Adviser to waive fees and reimburse expenses for the contractual period only.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Seven Canyons World Innovators Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class	179	610	1,068	2,334
Institutional Class	159	581	1,028	2,269

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. A higher turnover rate may also result in additional income taxes when Fund shares are held in a taxable account. For the fiscal year ended September 30, 2020, the Fund’s portfolio turnover rate was 176% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund invests primarily in domestic and foreign growth companies that the Adviser believes are innovators in their respective sectors or industries.

Modern innovative companies have global business models that are less dependent upon their place of domicile, the location of their headquarters, or the exchange on which their stocks are listed. Under normal market conditions, the Fund will typically be invested in at least three developed countries, including the U.S. The Fund may invest in securities issued by companies domiciled in emerging and frontier markets without limitation.

Under normal market conditions, the Fund will invest at least 40% of its assets (30% if conditions are not favorable) in equity securities of companies tied economically to countries other than the United States. The Fund regards a company as being tied economically to a country other than the U.S. if, at the time of purchase, the company has at least 50% of its assets outside the U.S., or if at least 50% of its revenues or profits are from goods produced or sold, investments made, or services performed outside the U.S.

The Adviser will use a process of “bottom-up” fundamental analysis to invest in companies of any size. However, because innovative companies are rapidly evolving, the Adviser expects to invest a significant portion of the Fund’s assets in early stage companies and small- to mid-size companies with market capitalizations of less than US $5 billion at the time of purchase. The Fund may invest a large percentage of its assets in a few sectors.

The Adviser has defined two broad categories that it believes are critical to identifying companies with outstanding investment potential. The first is companies that possess valuable intellectual property. The second is companies that are innovators in their respective sectors or industries.

Principal Risks of the Fund

As with any mutual fund, there are risks to investing. There is no guarantee that the Fund will meet its investment objective. The following is a description of the principal risks of the Fund, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described herein) which could prevent the Fund from achieving its investment objective.

Stock Market Risk. The Fund’s investments may decline in value due to movements in the overall stock market.

Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.

Equity Securities Risk. Equity securities represent ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equity securities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in declines or if overall market and economic conditions deteriorate. The value of equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.

In addition, the value may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, natural disasters, the spread of infectious illness or other public health issues, or generally adverse investor sentiment.

Foreign Securities Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investments in U.S. securities. Differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates, can have a significant effect on the value of a foreign security. Additionally, certain countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such capital controls can also have a significant effect on the value of the Fund’s holdings.

Emerging Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies domiciled in emerging market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile and less liquid securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties that fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

Frontier Markets Risk. In addition to the risks of investing in foreign securities and emerging markets, frontier market securities involve unique risks, such as exposure to economies less diverse and mature than those of the U.S. or more established foreign markets. Economic or political instability may cause larger price changes in frontier market securities than in securities of issuers based in more developed foreign countries, including securities of issuers in larger emerging markets. Frontier markets generally receive less investor attention than developed markets or larger emerging markets. These risks can result in the potential for extreme price volatility and illiquidity.

Early Stage Companies Risk. Early stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early stage companies may be illiquid, privately traded, and more volatile and speculative than the securities of larger companies.

Smaller Company Stock Risk. Small- and mid-cap stocks may be very sensitive to changing economic conditions and market downturns. In particular, the issuers of small company stocks have more narrow markets for their products and services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of small companies may therefore be more volatile and the ability to sell these stocks at a desirable time or price may be more limited.

Sector and Industry Weightings Risk. To the extent the Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector, including the sectors described below. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of securities in those sectors. The Fund may also from time to time make significant investments in an industry or industries within a particular sector. The industries that constitute a sector may all react in the same way to economic, political or regulatory events. Adverse conditions in such industry or industries could have a correspondingly adverse effect on the financial condition of issuers. These conditions may cause the value of the Fund’s shares to fluctuate more than the values of shares of funds that invest in a greater variety of investments.

High Portfolio Turnover Rate Risk. The Fund may have a relatively high turnover rate compared to many mutual funds. A high portfolio turnover rate (100% or more) has the potential to result in increased brokerage transaction costs which may lower the Fund’s returns. Furthermore, a high portfolio turnover rate may result in the realization by the Fund, and distribution to shareholders, of a greater amount of short-term capital gains than if the Fund had a low portfolio turnover rate. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal income tax laws. This could result in a higher tax liability and may lower an investor’s after-tax return.

It is possible to lose money on an investment in the Fund. Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Performance Information

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The Fund was organized as a successor to the Wasatch World Innovators Fund (the “Predecessor Fund”), a series of Wasatch Funds Trust. The Predecessor Fund was reorganized with and into the Fund on September 10, 2018. The Fund has adopted the historical performance of the Predecessor Fund. Josh Stewart and Samuel Stewart, two portfolio managers for the Fund, also served as the portfolio managers for the Predecessor Fund, which had an identical investment objective and substantially similar investment strategies as the Fund. The performance shown for periods prior to September 10, 2018 reflects the performance of the Predecessor Fund’s Investor Class shares. The table compares the Predecessor Fund’s average annual returns for the periods prior to September 10, 2018 and the Fund’s average annual returns for the periods indicated thereafter to broad-based securities market indices. The performance of the Predecessor Fund is not the performance of the Fund, and is not necessarily indicative of the Fund’s future performance. If the Predecessor Fund’s investment manager and/or its affiliates had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been different. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at no cost by at www.sevencanyonsadvisors.com or by calling 1-833-7-CANYON (1-833-722-6966).

Annual Total Returns (For years ended 12/31) - Investor Class

Best and Worst Quarterly Returns
Best — 6/30/2020	48.00%
Worst — 3/31/2020	-24.18%

Average Annual Total Returns — (as of 12/31/20)
Average Annual Total Returns - Seven Canyons World Innovators Fund		1 Year	5 Years	10 Years	Since Inception	Inception Date
Investor Class		67.92%	19.78%	15.33%
Investor Class | After Taxes on Distributions		63.19%	16.59%	13.01%
Investor Class | After Taxes on Distributions and Sales		40.93%	14.82%	11.95%
Investor Class | MSCI All Country Ex-US Small Cap Index (reflects no deductions for fees, expenses or taxes)	[1],[2]	14.24%	9.37%	5.95%
Institutional Class		68.33%			22.20%	Feb. 01, 2016
Institutional Class | MSCI All Country Ex-US Small Cap Index (reflects no deductions for fees, expenses or taxes)	[1],[2]	14.24%			11.09%	Feb. 01, 2016
[1]	Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indexes or financial products. This report is not approved or produced by MSCI.
[2]	The MSCI ACWI ex USA Small Cap Index captures small cap representation across 22 of 23 Developed Markets (DM) countries (excluding the US) and 26 Emerging Markets (EM) countries.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are only shown for Investor Class shares of the Fund. After-tax returns for Institutional shares will vary from those shown for Investor Class shares due to varying expenses among the classes.